SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184

                                           May 4, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    RE: AllianceBernstein Global High Income Fund, Inc. (the "Fund") (File Nos. 33-63140 and 811-07732)

Dear Sir/Madam:

     Attached for filing is the Fund's Registration Statement on Form N-14 in connection with the Fund's acquisition of all of the assets and all of the liabilities of ACM Managed Dollar Income Fund, Inc. The filing is being filed with a delaying amendment pursuant to Section 8(a) of the Securities Act of 1933. We anticipate that the Registration statement would have an effective date of June 4, 2009. If you have any questions regarding the filing, you can contact Kathleen Clarke or the undersigned at 202-737-8833.

     We appreciate your prompt attention to this matter.

                                           Sincerely,

                                           /s/ Young Seo
                                           -------------
                                               Young Seo

cc:  Kathleen Clarke

SK 00250 0158 705045